Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

Note 15. Property, Plant and Equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total
	(in thousands)
Cost
Balance at January 1, 2019	$14,328	31,971	70,468	45,957	12,964	32,380	37,891	245,959
Adjustments on initial Application of IFRS 16	-	-	-	-	-	5,899	-	5,899
Additions	27,500	6,502	3,909	1,069	884	4,280	25	44,169
Transfers	-	36,884	-	-	468	-	(37,352)	-
Disposals	-	-	(51)	(2,388)	(638)	(3,273)	-	(6,350)
Effect of exchange rate changes	-	-	-	-	(12)	(38)	-	(50)
Balance at December 31, 2019	41,828	75,357	74,326	44,638	13,666	39,248	564	289,627
Acquisitions through business combinations	-	-	1,476	189	19	222	-	1,906
Additions	-	46	1,031	1,189	857	9,952	840	13,915
Transfers	-	-	386	178	-	(706)	(552)	(694)
Disposals	-	-	(2,350)	(730)	-	(15,720)	-	(18,800)
Effect of exchange rate changes	-	-	87	23	115	252	-	477
Balance at December 31, 2020	$41,828	75,403	74,956	45,487	14,657	33,248	852	286,431

Accumulated Depreciation
Balance at January 1, 2019	$-	16,050	47,548	34,112	10,737	26,445	-	134,892
Depreciation for the year	-	4,074	6,718	4,795	904	5,695	-	22,186
Transfers	-	-	-	-	-	-	-	-
Disposals	-	-	(51)	(2,388)	(638)	(3,265)	-	(6,342)
Effect of exchange rate changes	-	-	-	-	(17)	(30)	-	(47)
Balance at December 31, 2019	-	20,124	54,215	36,519	10,986	28,845	-	150,689
Depreciation for the year	-	4,523	5,644	3,469	994	7,243	-	21,873
Transfers	-	-	(1)	-	-	102	-	101
Disposals	-	-	(2,350)	(725)	-	(15,604)	-	(18,679)
Effect of exchange rate changes	-	-	68	20	96	189	-	373
Balance at December 31, 2020	$-	24,647	57,576	39,283	12,076	20,775	-	154,357

Carrying amounts
At December 31, 2019	$41,828	55,233	20,111	8,119	2,680	10,403	564	138,938
At December 31, 2020	$41,828	50,756	17,380	6,204	2,581	12,473	852	132,074

Others in property, plant and equipment includes mold equipment, leasehold improvements, right-of-use assets and other equipment.

The Company incurred non-cash capital expenditures of $5,524 thousand, $1,999 thousand and $345 thousand in the years ended December 31, 2018, 2019 and 2020.

The above items of property, plant and equipment, except certain machinery and equipment for specific project depreciated on Fixed-Percentage-on-Declining-Base Method basis mentioned in Note 4(i), are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings	25	years
Building improvements	4-16	years
Machinery	4-10	years
Research and development equipment	2-6	years
Office furniture and equipment	3-8	years
Others	2-15	years

For the years ended December 31, 2018, 2019 and 2020, the Company did not recognize any impairment loss on property, plant and equipment.

Information on property, plant and equipment that were pledged to bank as collateral is provided in Note 27.

(b)     Lease Arrangements

(i)    Right-of-use assets

The Company recognized additional $5,899 thousand of right-of-use assets and $5,899 thousand of lease liabilities as at January 1, 2019. Addition to right-of use assets during 2019 and 2020 were $246 thousand and $8,474 thousand, respectively. The carrying amounts of right-of use assets for offices and buildings lease included in Others in property, plant and equipment was $4,115 thousand and $10,020 thousand as of December 31, 2019 and 2020, respectively. Depreciation expense of right-of-use assets amounted to $2,018 thousand and $ 2,619 thousand in 2019 and 2020.

(ii)    Lease liabilities

	December 31, 2019	December 31, 2020
	(in thousands)
Current portion (classified under other current liabilities)	$1,432	3,068
Non-current portion (classified under other non-current liabilities)	2,788	7,386
	$4,220	10,454

(iii)    Additional lease information

	Year ended December 31,
	2019	2020
	(in thousands)
Expenses relating to short-term leases	$313	258
Expenses relating to low-value asset leases	$143	230
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$1,631	2,018

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$5,899	4,220
Change from financing activities:
Payment of lease liabilities	(1,957)	(2,608)
Total change from financing activities	(1,957)	(2,608)
Other changes:
New lease	246	8,474
Interest expense	112	155
Interest paid	(112)	(155)
Effect of exchange rate changes	32	368
Total liability-related other changes	278	8,842
Balance at end of year	$4,220	10,454